Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Inventory Cost			$ 51
Inventory	158	133
Certificate of deposit	228	228	228
Maturity period of marketable securities	1 year	1 year
Marketable securities	54,900	37,435	0
Income tax examination, likelihood of settlement, description		The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement.
Income tax examination, likelihood of settlement, percentage		50.00%
Certificates of Deposit [Member]
Summary Of Significant Accounting Policies [Line Items]
Certificate of deposit	60	60	60
Certificate of deposit	$ 228	$ 228	$ 228
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		5 years